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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /S/ John M. Stein  Cincinnati, Ohio  February 10, 2005
         -----------------  ----------------  -----------------


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                                                         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  -0-
                                              ---------
Form 13F Information Table Entry Total:              60
                                              ---------
Form 13F Information Table Value Total:       $ 144,901
                                              ---------
                                             (thousands)

List of Other Included Managers:  None



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
COLUMN 1                          COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7           COLUMN 8
                                  Title of              FMV                SH\  PUT\  Investment  Oth
Name of Issuer                    Class      CUSIP      (000's)  SH or PRN PRN  CALL  Dis         Mgrs    Sole       Shared  None

Affiliated Mangers Group          Common     8252108    $ 1,417     20,922 SH         Sole                   20,922    -      -
Allstate Corp                     Common     20002101   $ 1,478     28,575 SH         Sole                   28,575    -      -
American International Group Inc  Common     26874107   $ 1,434     21,843 SH         Sole                   21,843    -      -
Ameriserv Financial Inc           Common     03074A102  $10,082  1,950,000 SH         Sole                1,950,000    -      -
Arbor Realty Trust                Common     38923108   $ 4,606    187,712 SH         Sole                  187,712    -      -
Assured Guaranty Ltd              Common     G0585R106  $ 1,399     71,103 SH         Sole                   71,103    -      -
Atlantic Coast Federal Bank       Common     48425102   $ 1,143     82,997 SH         Sole                   82,997    -      -
Bank of Marin-Corte Madera Cal    Common     63431100   $ 1,029     26,152 SH         Sole                   26,152    -      -
Bank of America                   Common     60505104   $ 2,559     54,460 SH         Sole                   54,460    -      -
Bankatlantic Bancorp              Class A    65908501   $ 3,031    152,289 SH         Sole                  152,289    -      -
Bay View Capital Corp-Del         Common     07262L309  $ 2,144    140,029 SH         Sole                  140,029    -      -
Cardinal Financial Corp           Common     14149F109  $ 1,310    117,616 SH         Sole                  117,616    -      -
CIT Group Inc                     Common     125581108  $ 2,821     61,557 SH         Sole                   61,557    -      -
Citigroup Inc                     Common     172967101  $ 6,596    136,896 SH         Sole                  136,896    -      -
Commerce Bank Harrisburg PA       Common     708677109  $ 1,302     20,668 SH         Sole                   20,668    -      -
Commonwealth Bankshares Inc       Common     202736104  $ 1,744     93,069 SH         Sole                   93,069    -      -
Compucredit Corp                  Common     20478N100  $ 2,843    103,992 SH         Sole                  103,992    -      -
Conseco                           Common     208464883  $ 3,411    170,974 SH         Sole                  170,974    -      -
Dime Bancorp (Warrants)           Warrants   25429Q110  $    41    215,656 SH         Sole                  215,656    -      -
EPIC Bancorp                      Common     294250105  $ 1,843    127,786 SH         Sole                  127,786    -      -
Everest Reinsurance Holdings Inc  Common     G3223R108  $ 1,120     12,500 SH         Sole                   12,500    -      -
Fannie Mae                        Common     313586109  $   427      6,000 SH         Sole                    6,000    -      -
Fidelity Bankshares Inc New       Common     31604Q107  $ 2,212     51,741 SH         Sole                   51,741    -      -
First Comm. Bancorp of America    Common     31985E202  $ 1,450     50,000 SH         Sole                   50,000    -      -
First Franklin Corp               Common     320272107  $   922     46,808 SH         Sole                   46,808    -      -
Genworth Financial Inc CLA        Common CLA 37247D106  $ 1,520     56,289 SH         Sole                   56,289    -      -
Hanmi Financial Corporation       Common     410495105  $19,048    530,000 SH         Sole                  530,000    -      -
Home Federal Bancorp              Common     436926109  $ 1,009     40,000 SH         Sole                   40,000    -      -
Hypercom Corp                     Common     44913M105  $   364     61,500 SH         Sole                   61,500    -      -
INMC Mortgage Holdings Inc        Common     456607100  $ 1,663     48,281 SH         Sole                   48,281    -      -
International Bancshares Corp     Common     459044103  $ 2,537     64,435 SH         Sole                   64,435    -      -
Jackson Hewitt Tax Service        Common     468202106  $ 2,892    114,516 SH         Sole                  114,516    -      -
JP Morgan Chase                   Common     46625H100  $ 1,170     30,000 SH         Sole                   30,000    -      -
K Fed Bancorp                     Common     48246S101  $ 1,408     94,095 SH         Sole                   94,095    -      -
Lehman Brothers Holidings Inc     Common     524908100  $ 3,499     40,000 SH         Sole                   40,000    -      -
Matrix Cap Corp                   Common     576819106  $ 6,289    502,688 SH         Sole                  502,688    -      -
Meadowbrook Insurance Group       Common     58319P108  $ 3,493    700,000 SH         Sole                  700,000    -      -
Moneygram Intl Inc                Common     60935Y109  $ 1,057     50,000 SH         Sole                   50,000    -      -
Montpelier RE Holdings Inc        SHS        G62185106  $ 3,267     84,969 SH         Sole                   84,969    -      -
Morgan Stanley Dean Witter        Common     617446448  $ 2,221     40,000 SH         Sole                   40,000    -      -
Nelnet Inc                        Class A    64031N108  $ 1,982     73,583 SH         Sole                   73,583    -      -
New Century Financial Corp        Common     6435EV108  $ 2,692     42,129 SH         Sole                   42,129    -      -
Pacific Mercantile Bancorp        Common     694552100  $ 3,846    220,000 SH         Sole                  220,000    -      -

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
COLUMN 1                          COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7           COLUMN 8
                                  Title of              FMV                SH\  PUT\  Investment  Oth
Name of Issuer                    Class      CUSIP      (000's)  SH or PRN PRN  CALL  Dis         Mgrs    Sole       Shared  None
Partners Trust Financial Group    Common     70213F102  $ 1,105     94,860 SH         Sole                   94,860    -      -
Peoples Community Bancorp, Inc    Common     71086E107  $ 2,179     92,183 SH         Sole                   92,183    -      -
Popular Inc                       Common     733174106  $ 3,183    110,393 SH         Sole                  110,393    -      -
PXRE Corp                         Common     G73018106  $   303     12,000 SH         Sole                   12,000    -      -
Saxon Capital Inc                 Common     80556T106  $ 2,493    103,907 SH         Sole                  103,907    -      -
Signature Bank                    Common     82669G104  $ 1,792     55,382 SH         Sole                   55,382    -      -
SNB Bancshares Inc Tex            Common     78460M209  $ 2,422    164,223 SH         Sole                  164,223    -      -
Specialty Underwriters Alliance   Common     84751T309  $ 2,375    250,000 SH         Sole                  250,000    -      -
St. Joseph Cap Corp               Common     790595102  $   143      5,390 SH         Sole                    5,390    -      -
Sunset Financial Resources        Common     867708109  $ 1,168    112,177 SH         Sole                  112,177    -      -
Texas UTD Bancshares Inc          Common     882838105  $ 1,810     91,635 SH         Sole                   91,635    -      -
TIB Financial Corp                Common     872449103  $ 1,035     40,796 SH         Sole                   40,796    -      -
Tower Financial Corp              Common     897769101  $ 1,172     78,735 SH         Sole                   78,735    -      -
Valley Bancorp                    Common     91929R107  $ 2,355     55,162 SH         Sole                   55,162    -      -
Wachovia Corp 2nd New Comm        Common     929903102  $ 2,269     43,136 SH         Sole                   43,136    -      -
Wainright Bank and Trust Co       Common     930705108  $   723     58,280 SH         Sole                   58,280    -      -
WTS Golden State Bancorp Inc      Warrants   172967127  $    57     40,000 SH         Sole                   40,000    -      -